Share Capital And Equity Compensation- Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares	2,303	3,731
Number of Options, Exercised | shares	(612)	(1,233)
Number of Options, Expired | shares	(9)	(195)
Number of Options, Balance Outstanding | shares	1,682	2,303
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 6.05	$ 5.94
Weighted Average Exercise Price, Exercised | $ / shares	(3.05)	(5.19)
Weighted Average Exercise Price, Expired | $ / shares	(6.30)	(8.99)
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 7.06	$ 6.05